Transactions with Related Parties: (Details) - Schedule of current liabilities - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Current Liabilities Abstract
Compensation to key management personnel	$ 73	$ 270
Current Liabilities of Jeff’s Brands to related parties	247	177
Other Accrued expenses to related parties of Eventer	153	169
Current liabilities total	$ 474	$ 616